Intangible Assets	12 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
INTANGIBLE ASSETS

8. INTANGIBLE ASSETS

On June 19, 2024, the Company entered into an exclusive licensed patent and know-how agreement and a supplementary agreement dated on June 28, 2024, with 3D Global Biotech Inc. (“3D Global”), a company registered in Taiwan and listed on the Taipei Stock Exchange, to acquire a global exclusive licensed patent and know-how. The Company’s CEO owns approximately 14.97% of the common shares of 3D Global. The licensed patent involves the formula and technology of cell culture process, technology of cell bank construction, exosome purification, authentication technology, and exosome production which are derived from the methods of culturing human corneal limbus cells and the relevant know-how (the “3D Global Patent”). The licensed period of the 3D Global Patent is 20 years after all the relevant products are launched. In addition, the Company is obligated to pay a royalty fee of 10% of the sales of the products for 15 years on a quarterly basis and the Company is allowed to sub-license the 3D Global Patent to other third-party customers. The 3D Global Patent and know-how enables YD Biopharma to form and produce the major ingredient of its contact lens solutions and helped commence the contact lens business. The Company expects the useful life of the 3D Global Patent for the contact lens business to be 15 years. The total consideration for 3D Global Patent is $5,000,000 including VAT or $4,761,905 net of VAT. In June 2024, the Company paid $1,000,000 including VAT or $952,381 net of VAT to 3D Global for the patent, formula and know-how of the technology, which is not for use in particular research and development projects and have alternative future use. It enables the Company to provide future economic benefits from the commercial production of its contact lens business and to generate income.

The total research and development costs of $1,970,000 has been charged from 3D Global for the first through third stage of Development of LSC Cell Source, the first through second stage of Establishment of LSC Master Cell Banks and the first stage of Cell Stability Examination of LSC and the Company has paid $1,550,000 of the above amount up to December 31, 2025. As of December 31, 2025，there is no activities in progress related to the stage 3.2 to stage 5 stated in the following milestone table.

The Company will pay the remaining amounts to 3D Global for further research and development of this technology and expand the application to a variety of new eye-related drugs and products when certain conditions and milestones are satisfied and completed by 3D Global.

According to the 3D Global License Agreement, YD Bio is obligated to pay the following amounts in accordance with the following milestones:

Item	Milestones	Milestone License Fees (USD)
1. Development of corneal Limbal Stem Cell (“LSC”) Cell Source
1	Application with Medical Center for Clinical Specimens Collection	480,000
2	SOP Document for Technique of Separating LSC Specimens	230,000
3	LSC Cell Analysis/Assessment Report	330,000
2. Establishment of LSC Master Cell Banks
1	SOP Document for LSC Amplification	230,000
2	SOP Document for LSC Cryopreservation	280,000
3. Cell Stability Examination of LSC
1	Stability Examination Report of Master cell	420,000
2	Stability Examination Report of Working cell	420,000
4. Raw Material Development of LSC Exosomes
1	SOP Document of Exosomes Purification Process	230,000
2	Specification Analysis/Examination Report of Exosomes Characterization	200,000
3	SOP Document of Mass Production Process of Exosomes Raw Material	370,000
4	Three Batches of Trial Production Document of Exosomes Raw Material	300,000
5	Safety Verification Report (animal testing) of Exosomes Raw Material	310,000
5. LensMate Eye Buffer LensMate
1	Product Consignment Development Agreement	100,000
2	U.S. Food and Drug Administration (“FDA”) Approval for Type I Medical Material Certification	80,000
3	Sale Certification of US OTC	20,000

On June 25, 2024, the Company entered into an exclusive licensed patent and know-how agreement with EG BioMed Co., Ltd. (“EG BioMed”), a Taiwan registered company, to acquire the licensed patent of Methylation analysis technology for application in pancreatic cancer and the relevant know-how (the “EG BioMed Patent”). The Company’s CEO is a director and owned 46.16% on the date of the transaction. The Company’s CEO owns 45.3% equity interest as of December 31, 2025, and as of the date of this report. The Company is allowed to use the licensed patent and know-how in the United States for manufacturing, offering for sale, selling, using, or importing the product and providing detection services for the aforementioned purposes. The licensed period of the EG BioMed Patent is initially 10 years and automatically renews for an additional 5 years unless both parties agree not to renew, thus the useful life of the EG BioMed Patent is 15 years. The consideration for the EG BioMed Patent is NTD 60,000,000 (USD 1,830,000), and the Company is obligated to pay a royalty of 7% of the sales of the services generated from EG BioMed Patent to EG BioMed on quarterly basis. The EG BioMed Patent and know-how enabled the Company to commence its pancreatic cancer early detection service business for income generation.

In addition, the potential royalties due to 3D Global and EG BioMed are calculated based on 7% to 10%, respectively, of the sales of products or provision of services derived from the licensed patents in future. Therefore, they are considered variable consideration and will be recognized as cost of revenue in the income statement in the period when the related revenue occurs. The royalty expenses incurred were $ 2,273 and nil for the year ended December 31, 2025 and 2024, respectively.

Intangible assets consist of the following:

	December 31, 2025	December 31, 2024
Licensed to Patents and Know-how
3D Global Patent	$985,710	$942,450
EG BioMed Patent	1,914,000	1,830,000
Less: accumulated amortization	(289,971)	(92,415)
Total	$2,609,739	$2,680,035

Amortization expense included in general and administration expenses for the year ended December 31, 2025, 2024 and 2023 was $ 193,314, $94,536 and nil, respectively. The estimated amortization is as follows:

As of December 31, 2025	Estimated amortization expense
For the year ended December 31, 2026	$193,314
For the year ended December 31, 2027	193,314
For the year ended December 31, 2028	193,314
For the year ended December 31, 2029	193,314
For the year ended December 31, 2030	193,314
Thereafter	1,643,169
Total	$2,609,739